CONDENSED CONSOLIDATED INTERIM STATEMENT OF CASH FLOW - COP ($) $ in Millions		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities:
Net income		$ 3,146,765	$ 3,246,455
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		527,980	510,333
Other assets impairment		36,695	20,940
Impairment of investments in joint ventures	[1]	313,284	0
Equity method		(133,312)	(129,052)
Credit impairment charges on loans and advances and financial leases		2,957,924	4,102,779
(Recovery) / Credit impairment charges on off balance sheet credit and other financial instruments		(24,161)	25,065
Gain on sales of assets		(32,995)	(91,060)
Valuation gain on investment securities		(1,072,829)	(689,061)
Valuation gain on derivative financial instruments		(49,950)	(137,089)
Income tax		1,058,203	1,012,699
Bonuses and short-term benefits		307,329	437,436
Dividends		(33,867)	(56,192)
Investment property valuation		(51,820)	(122,485)
Effect of exchange rate changes		(324,376)	(378,817)
Other non-cash items		6,381	179,676
Net interest		(9,012,018)	(9,704,972)
Change in operating assets and liabilities:
Increase in derivative financial instruments		(173,448)	(245,626)
Increase in accounts receivable		(713,495)	(644,745)
Increase in loans and advances to customers		(10,894,506)	(6,193,836)
Decrease / (Increase) in other assets		94,243	(389,805)
Increase / (Decrease) in accounts payable		1,036,694	(1,512,959)
(Decrease) / Increase in other liabilities		(1,224,377)	56,958
Increase in deposits by customers		2,647,082	4,628,222
Decrease in estimated liabilities and provisions		(10,623)	(70,520)
Net changes in investment securities recognized at fair value through profit or loss		(3,708,823)	(163,541)
Proceeds from sales of assets held for sale and inventories		686,667	392,503
Recovery of charged-off loans		394,114	293,417
Income tax paid		(901,953)	(1,732,359)
Dividend received		58,864	67,898
Interest received		16,680,884	17,275,790
Interest paid		(7,671,462)	(7,554,719)
Net cash (used) / Provided by operating activities		(6,080,906)	2,433,333
Cash flows provided / (used) from investment activities:
Purchases of debt instruments at amortized cost		(2,088,432)	(1,483,327)
Proceeds from maturities of debt instruments at amortized cost		1,965,976	1,783,046
Purchases of debt instruments at fair value through OCI		(406,338)	(7,716,114)
Proceeds from debt instruments at fair value through OCI		1,626,198	7,869,322
Purchases of equity instruments at fair value through OCI and interests in associates and joint ventures		(94,886)	(14,653)
Proceeds from equity instruments at fair value through OCI and interests in associates and joint ventures		26,088	3,881
Purchases of premises and equipment and investment properties		(778,481)	(1,394,752)
Proceeds from sales of premises and equipment and investment properties		204,788	82,860
Purchase of other long-term assets		(112,652)	(119,161)
Net cash provided / (used) in investing activities		342,261	(988,898)
Cash flows used from financing activities:
Decrease in repurchase agreements and other similar secured borrowing		110,501	342,104
Proceeds from borrowings from other financial institutions	[2]	3,485,766	6,001,093
Repayment of borrowings from other financial institutions	[2]	(7,227,459)	(5,616,374)
Payment of lease liability		(82,859)	(89,390)
Placement of debt instruments in issue	[3]	1,207,635	898,931
Payment of debt instruments in issue	[3]	(687,442)	(957,711)
Dividends paid		(1,699,610)	(1,598,935)
Transactions with non-controlling interests		(20,623)	(18,930)
Net cash used in financing activities	[4]	(4,914,091)	(1,039,212)
Effect of exchange rate changes on cash and cash equivalents		2,318,303	(3,356,431)
(Decrease) / Increase in cash and cash equivalents		(10,652,736)	405,223
Cash and cash equivalents at beginning of year		39,799,609	31,645,291
Cash and cash equivalents at end of year		$ 31,465,176	$ 28,694,083

[1]	For further information see Note 17.5. Dividends and net income on equity investments.
[2]	For further information see Note 12. Borrowings from other financial institutions.
[3]	For further information see Note 13. Debt instruments in issue.
[4]	For further information about the reconciliation of the balances of liabilities from financing activities, see Note 21. Liabilities from financing activities.